Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) Segments shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2020 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Exchange rates used for translation	7.0827	6.9646		7.0827
Convenience translation rate	7.0999			7.0999
Cash equivalents	¥ 0	¥ 0
Restricted cash	1,800,071	2,842,707		$ 253,535
Cash held in escrow accounts	608,185	558,520
Impairment of long-lived assets	¥ 0	¥ 255	¥ 0
Percentage on statutory reserve contribution from net profit	50.00%
Number of reportable segments | Segments	1
Treasury stock, common shares | shares	223,676,230	136,874,400		223,676,230
Appropriations to the general reserve	¥ 64,071	¥ 87,998	152,345
Equity method investment impairment	0	6,000	5,000
Registered capital of subsidiary	2,700,000		2,400,000		¥ 1,900,000
Short-term investments	2,960,821	3,427,020		$ 417,023
Restricted Investments	¥ 540,000	1,529,632
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment of Intangible Assets (Excluding Goodwill)
Cash And Cash Equivalents And Restricted Cash [Member] | Geographic Concentration Risk [Member] | China [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, Percentage	91.00%
Non-marketable Equity Method Investments [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity method investment impairment	¥ 2,479	0	0
Individual Investors With Capped Obligations [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash		1,394,870
Institutional Investors Without Uncapped Obligations [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	342,163
Guarantee and Quality Assurance Fund [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	55,813,141
Cash Received Via Consolidated Trust Not Yet Distributed [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	265,924	449,337
Cash Received From Borrowers Not Yet Disbursed [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	415,033	361,214
Held In Escrow Capital Account [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash held in escrow accounts	90,000	0
Grants [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating revenues	164,907	84,957	30,596
Other Income [Member]
Summary Of Significant Accounting Policies [Line Items]
Realized and unrealized gain on short-term investments	110,831	101,153	91,686
Selling and Marketing Expense [Member]
Summary Of Significant Accounting Policies [Line Items]
Advertising and online marketing expenses	¥ 1,871,392	¥ 1,675,488	¥ 1,569,167
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Statutory reserve contribution percentage on net profit	10.00%
Minimum [Member] | Revenue [Member] | Customer Concentration Risk [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, Percentage	10.00%	10.00%	10.00%
Minimum [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, Percentage	10.00%	10.00%
Beijing Prosper Investment Consulting Co., Ltd [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage to pay service fees by VIE's	100.00%